Loans and other financial assets at amortized cost - Changes in gross carrying amount of other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 7,532,031	₩ 8,270,365	₩ 7,554,590
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(9,965)	(2,151)	(2,506)
Disposal	(1,716)	(1,847)	(2,212)
Net increase (decrease)	1,765,654	(813,047)	703,246
Business combination		78,711	17,247
Ending balance	9,286,004	7,532,031	8,270,365
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	7,267,426	8,059,844	7,454,390
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	8,909	8,760	8,036
Transfer to lifetime expected credit losses	(27,369)	(15,305)	(17,678)
Transfer to credit-impaired financial assets	(1,877)	(1,900)	(952)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	1,757,450	(856,008)	606,457
Business combination		72,035	9,591
Ending balance	9,004,539	7,267,426	8,059,844
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	76,418	92,647	28,193
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(8,894)	(8,737)	(8,019)
Transfer to lifetime expected credit losses	27,399	15,334	17,740
Transfer to credit-impaired financial assets	(1,638)	(701)	(918)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	13,312	(26,539)	55,651
Business combination		4,414	0
Ending balance	106,597	76,418	92,647
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	188,187	117,874	72,007
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(15)	(23)	(17)
Transfer to lifetime expected credit losses	(30)	(29)	(62)
Transfer to credit-impaired financial assets	3,515	2,601	1,870
Charge off	(9,965)	(2,151)	(2,506)
Disposal	(1,716)	(1,847)	(2,212)
Net increase (decrease)	(5,108)	69,500	41,138
Business combination		2,262	7,656
Ending balance	₩ 174,868	₩ 188,187	₩ 117,874